Long Term Borrowings - Additional Information (Detail) $ in Millions		3 Months Ended	12 Months Ended
	May 12, 2014 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 27, 2011 USD ($)	Apr. 27, 2011 SGD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings		$ 14,139,819	$ 13,974,794	$ 9,679,451
Percentage of based on research and development costs	75.00%
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings		$ 7,308,022	$ 7,266,315	7,411,912	$ 7,482,459	$ 10
Loan repayable period		five-year	five-year
Borrowings, interest rate					6.00%	6.00%
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings		$ 10,079,462	$ 9,914,437	9,679,451
CSL Finance Pty Ltd
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan facility	$ 4,500,000
Other Long-term Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings		$ 4,060,357	$ 4,060,357
Borrowings Interest rate		6% plus LIBOR	6% plus LIBOR
Long-term Borrowings Including Interest		$ 4,196,422	$ 4,110,787	$ 0
Other Long-term Borrowings | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
loan repayable period	10 years